Expense Example - John Hancock Strategic Income Opportunities	John Hancock Strategic Income Opportunities Fund - Classes A, C, I, R2 and R6 Class A 1 year	John Hancock Strategic Income Opportunities Fund - Classes A, C, I, R2 and R6 Class A 3 years	John Hancock Strategic Income Opportunities Fund - Classes A, C, I, R2 and R6 Class A 5 years	John Hancock Strategic Income Opportunities Fund - Classes A, C, I, R2 and R6 Class A 10 years	John Hancock Strategic Income Opportunities Fund - Classes A, C, I, R2 and R6 Class C 1 year	John Hancock Strategic Income Opportunities Fund - Classes A, C, I, R2 and R6 Class C 3 years	John Hancock Strategic Income Opportunities Fund - Classes A, C, I, R2 and R6 Class C 5 years	John Hancock Strategic Income Opportunities Fund - Classes A, C, I, R2 and R6 Class C 10 years	John Hancock Strategic Income Opportunities Fund - Classes A, C, I, R2 and R6 Class I 1 year	John Hancock Strategic Income Opportunities Fund - Classes A, C, I, R2 and R6 Class I 3 years	John Hancock Strategic Income Opportunities Fund - Classes A, C, I, R2 and R6 Class I 5 years	John Hancock Strategic Income Opportunities Fund - Classes A, C, I, R2 and R6 Class I 10 years	John Hancock Strategic Income Opportunities Fund - Classes A, C, I, R2 and R6 Class R2 1 year	John Hancock Strategic Income Opportunities Fund - Classes A, C, I, R2 and R6 Class R2 3 years	John Hancock Strategic Income Opportunities Fund - Classes A, C, I, R2 and R6 Class R2 5 years	John Hancock Strategic Income Opportunities Fund - Classes A, C, I, R2 and R6 Class R2 10 years	John Hancock Strategic Income Opportunities Fund - Classes A, C, I, R2 and R6 Class R6 1 year	John Hancock Strategic Income Opportunities Fund - Classes A, C, I, R2 and R6 Class R6 3 years	John Hancock Strategic Income Opportunities Fund - Classes A, C, I, R2 and R6 Class R6 5 years	John Hancock Strategic Income Opportunities Fund - Classes A, C, I, R2 and R6 Class R6 10 years	John Hancock Strategic Income Opportunities Fund - Class NAV Class NAV 1 year	John Hancock Strategic Income Opportunities Fund - Class NAV Class NAV 3 years	John Hancock Strategic Income Opportunities Fund - Class NAV Class NAV 5 years	John Hancock Strategic Income Opportunities Fund - Class NAV Class NAV 10 years
USD ($)	505	737	988	1,704	280	568	981	1,950	79	257	450	1,009	117	376	655	1,450	66	219	385	866	65	216	379	854